UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:	Investment Advisors International, Inc.
		1360 East 9th Street
		Cleveland, Ohio 44114

13F File Number:	28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	Kim Novak
Title:
Phone:	216/436-3245
Signature, Place, and Date of Signing:

	Kim Novak		Cleveland, Ohio	  November 1, 2000

Report Type (check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	136
Form 13F Information Table Total Value:	$170,002,855


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
                                   Item #2       Item #3       Item #4       Item #5       Item #6       Item #7       Item #8
                                   Title of      Cusip         Market                      Investment                  Voting
Name of Issuer                     Class         Number        Value         Quantity      Discretion    Mgrs          Authority

A T & T Corp AT&T Wireless Gr                    001957406     344,437       16,500        Sole                        Sole
Abbott Labs Inc.                                 002824100     1,425,463     29,970        Sole                        Sole
ADC Telecommunications                           000806101     709,922       26,400        Sole                        Sole
Adobe Systems                                    00724F101     1,702,782     10,968        Sole                        Sole
Agilent Technologies                             00846U101     277,870       5,678         Sole                        Sole
Alcoa Inc.                                       031817101     318,944       12,600        Sole                        Sole
AllenTelecom Inc.                                018091108     425,144       25,100        Sole                        Sole
Alliance Capital Mgmt. L.P.                      01855A101     1,177,937     23,500        Sole                        Sole
Alltel Corporation                               020039103     910,681       17,450        Sole                        Sole
Amazon.com                                       023135106     242,159       6,300         Sole                        Sole
American Express                                 025816109     1,158,442     19,069        Sole                        Sole
American International Group                     026874107     3,834,697     40,075        Sole                        Sole
Amgen Inc                                        031162100     541,865       7,760         Sole                        Sole
Amkor Technology                                 031652100     1,638,037     62,700        Sole                        Sole
AmSouth Bancorp                                  032165102     674,987       53,999        Sole                        Sole
AT & T Corp.                                     001957109     2,282,232     77,693        Sole                        Sole
Automatic Data Processing                        053015103     213,732       3,196         Sole                        Sole
Autonomy Corp PLC                                G0669T101     336,000       6,000         Sole                        Sole
Axa Financial                                    002451102     2,526,525     49,600        Sole                        Sole
Bank of America Corp                             060505104     1,502,639     28,690        Sole                        Sole
Bank of New York                                 064057102     241,820       4,280         Sole                        Sole
Bank One Corp.                                   060505104     202,974       5,255         Sole                        Sole
Beamscope Canada Inc.                            073917106     243,873       110,500       Sole                        Sole
Bell & Howell Holdings                           077852101     538,125       24,600        Sole                        Sole
Bellsouth Corporation                            077852102     2,935,432     72,930        Sole                        Sole
BP Amoco PLC ADR                                 055622104     3,776,568     71,256        Sole                        Sole
Brandywine Realty Trust                          101137110     202,500       10,000        Sole                        Sole
Bristol-Myers Squibb                             110122108     3,693,588     64,658        Sole                        Sole
Burlington Resources Inc.                        101137111     312,174       8,480         Sole                        Sole
Carnival Cruise Lines Inc Cl A                   143658102     337,362       13,700        Sole                        Sole
C-Cube Microsystems Inc.                         12501n108     764,650       37,300        Sole                        Sole
Charter One Financial                            160903100     9,914,942     406,767       Sole                        Sole
Chevron Corp                                     101137116     1,995,532     23,408        Sole                        Sole
CINergy                                          101137118     1,073,527     32,469        Sole                        Sole
Cisco Systems                                    17275R102     355,257       6,430         Sole                        Sole
Citigroup                                        172967101     574,798       10,632        Sole                        Sole
Cognos Inc.                                      19244C109     733,500       18,000        Sole                        Sole
Convergys Corp                                   212485106     1,341,187     34,500        Sole                        Sole
Copper Mountain Networks Inc.                    217510106     369,375       9,850         Sole                        Sole
CyberSentry Inc.                                 073917106     3,230         19,000        Sole                        Sole
Diebold Inc.                                     253651103     523,158       19,695        Sole                        Sole
Disney, Walt Co.                                 253651103     354,881       9,278         Sole                        Sole
Dow Chemical                                     253651103     650,882       26,100        Sole                        Sole
Du Pont (EI) de Nemours                          263534109     248,628       6,000         Sole                        Sole
Duke Power Co.                                   264399106     368,725       4,300         Sole                        Sole
E M C Corporation                                268648102     3,932,289     39,670        Sole                        Sole
Echostar Communications                          278762107     211,000       4,000         Sole                        Sole
Electronics for Imaging                          285661104     701,950       27,800        Sole                        Sole
Eli Lilly Co                                     285661104     1,176,312     14,500        Sole                        Sole
Emerson Electric                                 285661104     830,800       12,400        Sole                        Sole
Enron Corp                                       293561106     295,734       3,375         Sole                        Sole
Extreme Networks Inc.                            30226D106     1,030,500     9,000         Sole                        Sole
Exxon Mobil Corp.                                285661104     2,379,121     26,694        Sole                        Sole
Federal National Mortgage Assn                   313586109     600,743       8,402         Sole                        Sole
Fifth Third Bancorp.                             316773100     1,469,979     27,285        Sole                        Sole
First Essex Bancorp Inc                          320103104     253,500       12,000        Sole                        Sole
Firstar Inc.                                     33763V109     1,555,510     69,520        Sole                        Sole
FirstMerit Corp                                  337915102     708,280       30,878        Sole                        Sole
Ford Motor Corp. com new                         345370100     677,882       26,780        Sole                        Sole
Fort James                                       347471104     374,764       12,262        Sole                        Sole
Gabelli Equity Trust                             362397101     190,394       16,556        Sole                        Sole
Gannett Company Inc.                             364730101     201,188       3,796         Sole                        Sole
Gap Incorporated                                 364760108     1,076,687     53,500        Sole                        Sole
General Electric                                 369604103     8,033,244     139,253       Sole                        Sole
Gilead Sciences Inc                              375558103     548,440       5,000         Sole                        Sole
Glaxo Wellcome PLC ADR                           37733W105     302,190       5,000         Sole                        Sole
Global Technovations                             37939M109     82,250        94,000        Sole                        Sole
Greenpoint Financial Corp.                       395384100     559,912       18,900        Sole                        Sole
H & Q Healthcare Fund                            404052102     728,826       20,140        Sole                        Sole
H & Q Life Sciences Fund                         404053100     266,943       8,525         Sole                        Sole
Harley Davidson Inc.                             412822108     2,760,472     57,660        Sole                        Sole
Hewlett-Packard Company                          428236103     1,539,390     15,870        Sole                        Sole
Home Depot                                       437076102     2,186,355     41,203        Sole                        Sole
Honeywell International                          438516106     502,312       14,100        Sole                        Sole
Infonet Services                                 45666T106     237,667       22,500        Sole                        Sole
Intel Corp                                       458140100     5,610,174     134,980       Sole                        Sole
International Business Machines                  459200101     3,818,502     33,980        Sole                        Sole
International Paper Company                      460146103     401,632       14,000        Sole                        Sole
Invacare                                         461203101     697,112       21,700        Sole                        Sole
J.P. Morgan & Co., Inc.                          616880100     900,461       5,499         Sole                        Sole
Jetform Corp.                                    477155105     482,000       120,500       Sole                        Sole
Johnson & Johnson                                478160104     2,892,163     30,788        Sole                        Sole
KeyCorp                                          493267108     1,049,477     41,460        Sole                        Sole
Korea Thru Net Co Ltd Cl A                       Y49975108     169,787       28,900        Sole                        Sole
Lam Research Corp                                512807108     774,706       37,000        Sole                        Sole
Lehman Brothers Holdings                         524908100     591,000       4,000         Sole                        Sole
Lucent Technologies                              549463107     3,952,835     129,334       Sole                        Sole
Martek Biosciences Corp                          572901106     996,450       51,100        Sole                        Sole
McDonalds Corp                                   580135101     1,194,539     39,570        Sole                        Sole
Merck & Co                                       589331107     1,356,260     18,220        Sole                        Sole
Microsoft Corporation                            594918104     799,147       13,250        Sole                        Sole
Motorola Incorporated                            620076109     1,684,971     59,645        Sole                        Sole
News Corp Ltd ADS                                652487703     2,707,843     48,300        Sole                        Sole
NHC Communications Inc.                          628937104     329,728       32,000        Sole                        Sole
Oak Hill Financial Inc.                          671337103     185,437       11,500        Sole                        Sole
Oglebay Norton Company                           677007106     588,000       21,000        Sole                        Sole
Oracle Systems                                   68389x105     2,527,875     32,100        Sole                        Sole
Pacific Century Cyberworks Ltd                   Y68010N100    32,289        28,600        Sole                        Sole
Pall Corp                                        696429307     279,132       14,000        Sole                        Sole
Parker-Hannifin                                  701094104     925,627       27,426        Sole                        Sole
Pepsico Inc.                                     713448108     392,840       8,540         Sole                        Sole
Pfizer Inc                                       717081103     7,220,952     160,687       Sole                        Sole
PolyOne Corp.                                    73179P106     473,517       64,750        Sole                        Sole
Procter & Gamble                                 742718109     2,111,974     31,522        Sole                        Sole
Progressive Corp                                 743315103     1,657,723     20,247        Sole                        Sole
PVF Capital Corp                                 693654105     513,796       52,030        Sole                        Sole
Qualcomm Incorporated                            747525103     6,234,375     87,500        Sole                        Sole
Royal Dutch Petroleum                            780257705     1,261,575     21,048        Sole                        Sole
Safeguard Scientific Inc                         786449108     548,550       27,600        Sole                        Sole
SBC Communications                               78387G103     781,050       15,621        Sole                        Sole
Schering-Plough                                  806605101     2,034,375     43,750        Sole                        Sole
Smithkline Beecham plc ADR                       832378301     686,250       10,000        Sole                        Sole
Sony Corporation ADR                             835699307     1,363,672     13,510        Sole                        Sole
Southwest Airlines                               844741108     4,523,231     186,525       Sole                        Sole
Spacehab Inc                                     826243103     134,412       23,000        Sole                        Sole
Spartan Stores Inc.                              846822104     197,451       27,000        Sole                        Sole
Steris Corp                                      859152100     175,800       14,650        Sole                        Sole
Stride Rite Corp.                                863314100     50,630        10,000        Sole                        Sole
Sun Microsystems Inc.                            866810104     709,256       6,075         Sole                        Sole
Symbol Technologies Inc.                         871508107     638,079       17,755        Sole                        Sole
Techniclone Intl                                 878517309     195,040       80,000        Sole                        Sole
Time Warner Inc                                  887315109     1,203,485     15,380        Sole                        Sole
Toll Brothers                                    G8915Z102     223,437       6,500         Sole                        Sole
Tommy Hilfiger                                   G89157102     115,500       12,000        Sole                        Sole
United Dominion Realty Trust Inc.                910197102     619,875       57,000        Sole                        Sole
Vasomedical Inc.                                 922321104     48,750        10,000        Sole                        Sole
Verizon Communications                           92343V104     3,023,645     62,423        Sole                        Sole
Vodafone Group PLC                               92857T107     442,150       11,950        Sole                        Sole
Wachovia Corporation                             929771103     389,900       6,878         Sole                        Sole
Wells Fargo and Company                          949746101     1,471,394     32,030        Sole                        Sole
White Mountain Insurance Group                   G9618E107     382,025       1,400         Sole                        Sole
Worldcom, Inc.                                   98157D106     3,829,953     126,089       Sole                        Sole
Xerox Corp                                       984121103     632,646       42,000        Sole                        Sole
XL Capital Ltd.                                  G98255105     480,482       6,493         Sole                        Sole
Merrill Lynch Capital Tr 7.28% Pfd Pfd           59021K20      514,625       23,000        Sole                        Sole
Gabelli Equity Trust Pfd 7.25%     Pfd           362397309     357,476       15,500        Sole                        Sole


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